Commitments and Contingencies - Additional Information (Detail) $ in Thousands, $ in Millions		3 Months Ended			12 Months Ended
	Nov. 28, 2011 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 NZD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2018 USD ($)	Apr. 30, 2013 USD ($)
Commitments and Contingencies [Line Items]
Aggregate rental expense for operating leases					$ 22,100	$ 21,100	$ 19,600
Advertising Expense					20,900	19,500	19,000
Customer loyalty program remaining liability			$ 16,995		16,995	20,769
2degrees | New Zealand | Huawei
Commitments and Contingencies [Line Items]
Purchase commitment			46,950		$ 46,950
Year through which purchase commitments with various vendors is outstanding					2022
2degrees | New Zealand | Huawei | Other Equipment And Services
Commitments and Contingencies [Line Items]
Purchase commitment			4,800		$ 4,800
2degrees | New Zealand | New Zealand government
Commitments and Contingencies [Line Items]
Contractual Obligation			12,303		12,303
2degrees | New Zealand | Unspecified
Commitments and Contingencies [Line Items]
Purchase commitment			9,500		$ 9,500
Year through which purchase commitments with various vendors is outstanding					2021
2degrees | New Zealand | New Zealand Ministry Of Economic Development | Maximum
Commitments and Contingencies [Line Items]
Purchase commitment	$ 9,000
Spectrum licenses effective date	Nov. 28, 2031
2degrees | New Zealand | New Zealand Ministry Of Economic Development | Minimum
Commitments and Contingencies [Line Items]
Spectrum licenses effective date	Nov. 25, 2022
2degrees | New Zealand | Handsets | Unspecified
Commitments and Contingencies [Line Items]
Advertising Expense			900	$ 1.3
Purchase agreement, effective date					Aug. 01, 2016
2degrees | New Zealand | Handsets | Handset Manufacturer
Commitments and Contingencies [Line Items]
Purchase commitment						$ 700
Nueva Tel | Bolivia | Customer Loyalty Program [Member]
Commitments and Contingencies [Line Items]
Customer loyalty program remaining liability			0		$ 0
Reduction in loyalty program liability					4,800
Nueva Tel | Bolivia | Maximum | Customer Loyalty Program [Member]
Commitments and Contingencies [Line Items]
Cost associated with loyalty program					1,000
Nueva Tel | Bolivia | ATT
Commitments and Contingencies [Line Items]
Fine imposed							$ 4,500	$ 4,500	$ 2,200
Interest and fine on accrued liability									$ 100
Nueva Tel | Bolivia | ATT | Scenario, Forecast
Commitments and Contingencies [Line Items]
Estimated future payment for license fee		$ 25,000
Nueva Tel | Bolivia | Unspecified
Commitments and Contingencies [Line Items]
Purchase commitment			24,100		$ 24,100
Year through which purchase commitments with various vendors is outstanding					2027
Nueva Tel | Bolivia | Telecel
Commitments and Contingencies [Line Items]
Purchase commitment			$ 20,501		$ 20,501
Year through which purchase commitments with various vendors is outstanding					2031